PRIVATE PLACEMENT	2 Months Ended	5 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

The Sponsor and Jefferies have agreed to purchase an aggregate of 12,125,000 Private Placement Warrants (or 14,204,375 Private Placement Warrants if the underwriter’s over-allotment option is exercised in full) at a price of $1.00 per warrant ($12,125,000 in the aggregate, or $14,204,375 if the over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of Proposed Offering.

Each Private Placement Warrant is identical to the warrants offered in the Proposed Offering.

PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Jefferies have purchased an aggregate of 14,204,375 Private Placement Warrants at a price of $1.00 per warrant. Each Private Placement Warrant is identical to the warrants offered in the Initial Public Offering, except there will be no redemption rights or liquidating distributions from the trust account with respect to Private Placement Warrants, which will expire worthless if we do not consummate a Business Combination within the Combination Period